ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA        [ALLIANZ LOGO]
 5701 Golden Hills Drive
 Minneapolis, MN  55416-1297

 STEWART D. GREGG
 Senior Securities Counsel
 Corporate Legal
 Telephone:  763-765-2913
 Telefax:    763-765-6355
 stewart_gregg@allianzlife.com


May 23, 2007

Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street, N.E.
Washington, D.C. 20549

Re:   Allianz Life Insurance Company of New York
      Allianz Life of NY Variable Account C

Dear Sir/Madam:

Enclosed for filing please find an initial Registration Statement on Form N-4 which is filed pursuant to the Securities Act of 1933 ("1933 Act") and as amendment No. 101 pursuant to the Investment Company Act of 1940 ("1940 Act"). The purpose of this filing is to register an individual variable annuity contract and associated riders under the 1933 Act. The separate account is already registered under the 1940 Act (File No. 811-05716). In addition, some of the associated riders are also registered in other filings pursuant to the 1933 Act (File Nos. 333-19699, 333-75718, and 333-124767). Exhibits not included in this filing will be filed by amendment.

The product being filed includes a "bonus credit" feature. The separate account issuing the contract has already received an Exemptive Order from the Commission pertaining to contracts with bonus credit features in a filing for Allianz Opportunity(R) Variable Annuity (File Nos. 333-75718 and 811-05716) Exemptive Order (File No. 812-12765 - filed on January 22, 2002).

The Registrant hereby requests selective review of the Registration Statement as the Registrant considers the filing to be substantially similar to a filing effected by an affiliate of the depositor, Allianz Life Insurance Company of North America. This filing was reviewed by the Commission's staff and was declared effective on May 1, 2007. This previous filing (File Nos. 333-139701 and 811-05618) was initially filed on December 28, 2006 (Accession # 0000836346-06-000095), filed as pre-effective amendment #1 on April 9, 2007 (Accession # 0000836346-07-000032), and filed as pre-effective amendment #2 on April 26, 2007 (Accession # 0000836346-07-000044). While the depositor and the separate account are different for this product, Allianz Life Insurance of New York is an affiliated wholly owned subsidiary of Allianz Life Insurance Company of North America, the issuer of the other product. We believe the staff has previously granted selective review in this context.

The material changes/differences included in this filing are as follows:

o The bonus option does not include a vesting period and the M&E charge for the bonus option is .50%, rather than .30%.
o The Lifetime Plus Benefit rider does not include a 5% annual increase or reset and cannot be exercised if any covered person is younger than age 55, rather than age 50.
o    The waiver of withdrawal charge is not available.
o The Contract Maintenance Charge is $30, rather than $50, and cannot be increased.
o The Contract Maintenance Charge does not apply during the Payout Phase or to amounts paid out as a death benefit.
o The minimum amount required for annuitization is $2,000, rather than a minimum initial annuity payment of $50.00.
o Annuitization can begin at 13 months from the issue date, rather than two years.
o The assumed investment rate is either 3% or 4.5%, rather than a choice of 3%, 5% or 7%.
o There is no lump sum payment option available if the Annuitant dies during the Payout Phase if the Contract Owner has elected fixed payouts under Annuity Options 2 or 4.

In accordance with Rule 461 under the 1933 Act, the Registrant and Allianz Life Financial Services, LLC, the Registrant's principal underwriter, hereby reserve the ability to orally request acceleration of the effective date of the Registration Statement. The Registrant and Allianz Life Financial Services, LLC are aware of their respective obligations under the 1933 Act.

Manually executed signature pages have been executed prior to the time of this electronic filing and will be retained by the Company for five years.

Please contact me with any questions or comments you may have concerning the enclosed. I can be reached at the following address and phone number: Allianz Life, 5701 Golden Hills Drive, Minneapolis, MN 55416. Telephone: (763)765-2913.


Sincerely,

Allianz Life Insurance Company of North America


By:    /s/ Stewart Gregg
       _________________________________________
       Stewart D. Gregg